STATEMENT OF INVESTMENTS
Growth and Income Portfolio

September 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Automobiles & Components - .4%
General Motors	10,020		375,550
Banks - 6.2%
Bank of America	31,891		930,260
Citigroup	19,544		1,350,100
JPMorgan Chase & Co.	15,244		1,794,066
U.S. Bancorp	12,808		708,795
Wells Fargo & Co.	6,485		327,103
			5,110,324
Capital Goods - 6.8%
Honeywell International	9,204		1,557,317
Ingersoll-Rand	5,354		659,666
L3Harris Technologies	2,408		502,405
Northrop Grumman	520		194,891
Quanta Services	8,430		318,654
Rockwell Automation	3,513		578,942
United Technologies	12,308		1,680,288
W.W. Grainger	226		67,156
			5,559,319
Consumer Durables & Apparel - .6%
Lennar, Cl. A	9,430		526,666
Consumer Services - 2.2%
Chipotle Mexican Grill	675	[a]	567,317
McDonald's	3,677		789,489
Wynn Resorts	4,237		460,647
			1,817,453
Diversified Financials - 5.9%
Ameriprise Financial	1,418		208,588
Berkshire Hathaway, Cl. B	8,561	[a]	1,780,859
Capital One Financial	2,665		242,462
LPL Financial Holdings	2,264		185,422
Morgan Stanley	13,676		583,555
Raymond James Financial	2,101		173,248
The Goldman Sachs Group	4,997		1,035,528
Voya Financial	11,370	[b]	618,983
			4,828,645
Energy - 5.5%
Apergy	7,659	[a]	207,176
Hess	14,302		864,985
Marathon Petroleum	26,151		1,588,673

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Energy - 5.5% (continued)
Occidental Petroleum	9,667		429,892
Phillips 66	6,237		638,669
Pioneer Natural Resources	2,089		262,734
Valero Energy	6,359		542,041
			4,534,170
Food & Staples Retailing - .6%
Walmart	4,257		505,221
Food, Beverage & Tobacco - 3.0%
Archer-Daniels-Midland	7,052		289,626
Conagra Brands	19,828		608,323
PepsiCo	11,218		1,537,988
			2,435,937
Health Care Equipment & Services - 6.8%
Alcon	6,829	[a]	398,062
Anthem	3,596		863,400
Baxter International	6,439		563,219
Becton Dickinson & Co.	1,886		477,083
Boston Scientific	17,559	[a]	714,476
CVS Health	4,081		257,389
Danaher	3,744		540,746
Humana	747		190,985
Masimo	2,156	[a]	320,791
Medtronic	11,552		1,254,778
			5,580,929
Household & Personal Products - 1.9%
Colgate-Palmolive	14,566		1,070,747
The Procter & Gamble Company	3,931		488,938
			1,559,685
Insurance - 4.0%
American International Group	31,366		1,747,086
Assurant	3,926		493,969
Chubb	2,476		399,725
The Hartford Financial Services Group	6,535		396,086
Willis Towers Watson	1,359		262,246
			3,299,112
Materials - 5.7%
CF Industries Holdings	27,425		1,349,310
Dow	4,099		195,317
DuPont de Nemours	2,703		192,751
Freeport-McMoRan	19,167		183,428
Martin Marietta Materials	3,446	[b]	944,549
Newmont Goldcorp	15,730		596,482
The Mosaic Company	16,404		336,282

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Materials - 5.7% (continued)
Vulcan Materials	5,681		859,194
			4,657,313
Media & Entertainment - 5.6%
Alphabet, Cl. A	663	[a]	809,616
Alphabet, Cl. C	1,500	[a]	1,828,500
Comcast, Cl. A	6,884		310,331
Electronic Arts	3,332	[a]	325,936
Omnicom Group	7,018	[b]	549,509
Pinterest, Cl. A	7,400	[a,b]	195,730
Twitter	13,629	[a]	561,515
			4,581,137
Pharmaceuticals Biotechnology & Life Sciences - 5.6%
Charles River Laboratories International	2,315	[a]	306,437
Eli Lilly & Co.	5,054		565,189
Merck & Co.	21,916		1,844,889
Neurocrine Biosciences	2,423	[a]	218,337
Pfizer	17,282		620,942
Sage Therapeutics	1,664	[a,b]	233,443
Sarepta Therapeutics	2,118	[a,b]	159,528
Vertex Pharmaceuticals	1,804	[a]	305,634
Zoetis	2,866		357,075
			4,611,474
Real Estate - 1.4%
American Tower	2,463	[c]	544,643
Lamar Advertising, Cl. A	3,910	[c]	320,346
Outfront Media	10,799	[c]	299,996
			1,164,985
Retailing - 5.1%
Amazon.com	1,604	[a]	2,784,400
O'Reilly Automotive	1,789	[a]	712,934
Target	3,572		381,883
Wayfair, Cl. A	2,537	[a,b]	284,448
			4,163,665
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices	10,325	[a,b]	299,322
Applied Materials	7,718		385,128
Broadcom	4,220		1,165,015
Microchip Technology	7,887	[b]	732,781
Qualcomm	17,759		1,354,657
Texas Instruments	2,481		320,644
Xilinx	6,520		625,268
			4,882,815
Software & Services - 13.2%
HubSpot	1,338	[a]	202,854

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Software & Services - 13.2% (continued)
International Business Machines	9,644		1,402,430
Microsoft	21,134		2,938,260
PayPal Holdings	7,950	[a]	823,541
Proofpoint	3,434	[a]	443,158
Salesforce.com	6,287	[a]	933,242
ServiceNow	2,426	[a]	615,840
Splunk	4,018	[a]	473,561
SS&C Technologies Holdings	11,255		580,420
Teradata	5,253	[a,b]	162,843
Twilio, Cl. A	3,652	[a,b]	401,574
Visa, Cl. A	10,825	[b]	1,862,008
			10,839,731
Technology Hardware & Equipment - 5.6%
Apple	9,575		2,144,513
Cisco Systems	16,091		795,056
Cognex	9,714	[b]	477,249
Corning	18,745		534,607
Western Digital	4,971		296,470
Zebra Technologies, Cl. A	1,676	[a]	345,876
			4,593,771
Telecommunication Services - 2.7%
AT&T	38,026		1,438,904
T-Mobile US	9,630	[a]	758,555
			2,197,459
Transportation - 1.9%
Delta Air Lines	7,279		419,270
Union Pacific	6,846		1,108,915
			1,528,185
Utilities - 2.6%
Clearway Energy, Cl. C	26,406	[b]	481,910
Edison International	7,809		588,955
NextEra Energy	2,861		666,584
PPL	12,908		406,473
			2,143,922
Total Common Stocks (cost $62,748,386)			81,497,468

Exchange-Traded Funds - .2%
Registered Investment Companies - .2%
iShares Russell 1000 Value ETF (cost $191,823)	1,537	[b]	197,136

	1-Day Yield (%)
Investment Companies - ..8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $683,643)	1.89	683,643	[d]	683,643

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $199,198)	1.89	199,198	[d]	199,198
Total Investments (cost $63,823,050)		100.5%		82,577,445
Liabilities, Less Cash and Receivables		(.5%)		(442,277)
Net Assets		100.0%		82,135,168

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2019, the value of the fund’s securities on loan was $5,591,572 and the value of the collateral was $5,943,699, consisting of cash collateral of $199,198 and U.S. Government & Agency securities valued at $5,744,501.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Growth and Income Portfolio

September 30, 2019 (Unaudited)

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	81,497,468	-	-	81,497,468
Exchange-Traded Funds	197,136	-	-	197,136
Investment Companies	882,841	-	-	882,841

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price

NOTES

is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely

NOTES

manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2019, accumulated net unrealized appreciation on investments was $18,754,395, consisting of $20,495,875 gross unrealized appreciation and $1,741,480 gross unrealized depreciation.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.